Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 – RELATED PARTY TRANSACTIONS

(a) Names and relationship of related parties:

Existing relationship with the Company
Rich Fame International Limited	It is owned as to 50%, 25% and 25% by Mr. Yee Kit Chan (Mr. Chan), one of the directors of the Company, Ms. Jingyu Hao (the spouse of Mr. Chan), and Ms. Hoi Huen Heidi Chan (the daughter of Mr. Chan), respectively.
Profit Sail International Express (SZX) Company Limited	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Chan.

(b) Summary of balances with related parties:

		As of December 31,	As of June 30,
Amounts due to related parties:	Note	2025	2026

Profit Sail International Express (SZX) Company Limited	(1)	$21,554	$—
Rich Fame International Limited	(1)	45,000	45,000
Total		$66,554	$45,000

		As of December 31,	As of June 30,
Amount due from a related party:	Note	2025	2026

Profit Sail International Express (SZX) Company Limited	(2)	$938,938	$—
Total		$938,938	$—

		As of December 31,	As of June 30,
Account receivables from a related party	Note	2025	2026

Profit Sail International Express (SZX) Company Limited		$878,876	$523,970
Total		$878,876	$523,970

Notes:

1.	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.

2.	Amount due from a related party represents the freight forwarding service fee paid on behalf of the related party by the Company. Management is in the opinion that such expense paid on behalf arrangement is solely for the purposes of the Company’s business development in the Chinese Mainland and it is in accordance with the applicable laws and regulations. All the amount was settled during the six months ended June 30, 2026.

3	Accounts receivable represents services fee income receivables from provision of logistics and freight handling services based on a mutually agreed price for each transaction.

Amount due from a related party is presented net of allowance for expected credit losses:

	As of December 31,	As of June 30,
	2025	2026
Amount due from a related party	$939,370	$—
Less: allowance for expected credit losses	(432)	—
Total	$938,938	$—

The movement of allowance for expected credit losses is as follows:

	As of December 31,	As of June 30,
	2025	2026
Balance at beginning of the year	$—	$(432)
(Provision) reversal	(432)	432
Total	$(432)	$—

(c) Summary of related party transactions:

A summary of trade transactions with related parties for the six months ended June 30, 2025 and 2026 are listed below:

	For the six months ended June 30,
Services fee income from a related party:	2025	2026
Profit Sail International Express (SZX) Company Limited	$63,159	$1,432,713
Total	$63,159	$1,432,713

The amounts for the six months ended June 30, 2025 and 2026 represented services fee income from provision of logistics and freight handling services based on a mutually agreed price for each transaction.

	For the six months ended June 30,
Freight charges and other handling charges charged by related parties:	2025	2026
Profit Sail International Express (SZX) Company Limited	$499,718	$219,713
Total	$499,718	$219,713

The amounts for the six months ended June 30, 2025 and 2026 represented charges paid for freight and other handling services based on a mutually agreed price for each transaction.

	For the six months ended June 30,
Other income - management fee income from a related party:	2025	2026
Profit Sail International Express (SZX) Company Limited	$7,784	$-
Total	$7,784	$-

The amounts for the six months ended June 30, 2025 and 2026 represented services fee income from provision of management services based on the contractual terms of the related agreements. On April 15, 2019, the Company entered into several management fee agreements with Profit Sail International Express (SZX) Company Limited for the provision of management services including administrative, handling and office services, effective from May 1, 2019. The agreements shall remain valid until further notice by both parties. The management fee was based on the Company’s workload devoted to the related party.